JPMorgan U.S. Tech Leaders ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Automobiles — 3.6%
Tesla, Inc. *	217,628	96,783,524
Banks — 0.9%
NU Holdings Ltd., Class A (Brazil) *	1,591,383	25,478,042
Broadline Retail — 8.1%
Alibaba Group Holding Ltd., ADR (China)	339,418	60,664,179
Amazon.com, Inc. *	194,074	42,612,829
MercadoLibre, Inc. (Brazil) *	21,131	49,381,879
Sea Ltd., ADR (Singapore) *	386,829	69,137,947
		221,796,834
Capital Markets — 6.2%
Coinbase Global, Inc., Class A *	81,593	27,536,822
Robinhood Markets, Inc., Class A *	990,325	141,794,733
		169,331,555
Communications Equipment — 3.1%
Arista Networks, Inc. *	266,403	38,817,581
Ciena Corp. *	311,193	45,331,484
		84,149,065
Electrical Equipment — 0.6%
Vicor Corp. *	350,762	17,439,887
Entertainment — 9.8%
Netflix, Inc. *	82,713	99,166,270
ROBLOX Corp., Class A *	80,623	11,167,898
Spotify Technology SA *	73,002	50,955,396
Take-Two Interactive Software, Inc. *	411,939	106,428,560
		267,718,124
Ground Transportation — 1.6%
Uber Technologies, Inc. *	440,874	43,192,426
Health Care Technology — 1.9%
Veeva Systems, Inc., Class A *	172,729	51,457,696
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	6,534	35,278,830
Insurance — 0.6%
Lemonade, Inc. * (a)	310,045	16,596,709
Interactive Media & Services — 8.0%
Alphabet, Inc., Class C	335,639	81,744,878
Meta Platforms, Inc., Class A	131,126	96,296,312
Reddit, Inc., Class A *	176,134	40,509,059
		218,550,249
IT Services — 8.7%
Cloudflare, Inc., Class A *	72,235	15,500,909
Shopify, Inc., Class A (Canada) *	525,569	78,104,809

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	495,119	111,674,090
Twilio, Inc., Class A *	304,134	30,440,772
		235,720,580
Life Sciences Tools & Services — 1.4%
Tempus AI, Inc. * (a)	484,391	39,095,198
Media — 0.2%
EchoStar Corp., Class A *	63,571	4,854,282
Semiconductors & Semiconductor Equipment — 20.5%
Advanced Micro Devices, Inc. *	137,616	22,264,893
Allegro MicroSystems, Inc. (Japan) *	449,721	13,131,853
ARM Holdings plc, ADR *	51,598	7,300,601
ASML Holding NV (Registered), NYRS (Netherlands)	25,929	25,101,605
Broadcom, Inc.	271,004	89,406,930
Credo Technology Group Holding Ltd. *	565,945	82,407,251
Lam Research Corp.	397,364	53,207,039
MACOM Technology Solutions Holdings, Inc. *	37,429	4,659,536
Micron Technology, Inc.	173,012	28,948,368
NVIDIA Corp.	756,677	141,180,795
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	320,723	89,574,727
		557,183,598
Software — 21.5%
AppLovin Corp., Class A *	52,659	37,837,598
Cadence Design Systems, Inc. *	67,131	23,580,435
Crowdstrike Holdings, Inc., Class A *	66,554	32,636,750
Datadog, Inc., Class A *	119,093	16,958,843
Figma, Inc., Class A * (a)	183,391	9,512,491
HubSpot, Inc. *	64,515	30,180,117
Intuit, Inc.	85,670	58,504,900
Microsoft Corp.	126,126	65,326,962
Oracle Corp.	388,565	109,280,021
Palantir Technologies, Inc., Class A *	146,502	26,724,895
Palo Alto Networks, Inc. *	157,608	32,092,141
ServiceNow, Inc. *	93,543	86,085,752
ServiceTitan, Inc., Class A *	220,477	22,230,696
Zoom Communications, Inc., Class A *	408,377	33,691,102
		584,642,703
Specialized REITs — 0.3%
SBA Communications Corp.	38,948	7,530,596
Specialty Retail — 0.5%
Warby Parker, Inc., Class A *	445,963	12,299,659
Total Common Stocks (Cost $2,045,351,521)		2,689,099,557

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.5%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $37,788,270)	37,788,270	37,788,270
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $28,654,742)	28,654,742	28,654,742
Total Short-Term Investments (Cost $66,443,012)		66,443,012
Total Investments — 101.3% (Cost $2,111,794,533)		2,755,542,569
Liabilities in Excess of Other Assets — (1.3)%		(34,157,750)
NET ASSETS — 100.0%		2,721,384,819

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $27,666,707.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,755,542,569	$—	$—	$2,755,542,569

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$36,055,385	$100,575,698	$107,976,341	$—	$—	$28,654,742	28,654,742	$438,768	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	17,475,661	106,096,282	85,783,673	—	—	37,788,270	37,788,270	321,760	—
Total	$53,531,046	$206,671,980	$193,760,014	$—	$—	$66,443,012		$760,528	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.